Share-based Payments - Additional Information (Detail) $ in Millions		12 Months Ended
	Jul. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		4 years
Stock option expire, years		10 years
Share based arrangement number of other equity instruments granted | shares		1,541,551
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expire, years		10 years
Expected dividend yield type description		U.S. Treasury zero-coupon yield
Performance Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	The performance stock units will vest if the Calyxt’s stock remains above three specified price levels for 30 calendar days over the three-year performance period.
Performance Stock Unit [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock units forfeited | shares		166,667
Performance Stock Unit [Member] | President and Chief Executive Officer [Member] | Inducement Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares	600,000
Performance Stock Unit [Member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares		311,667
Share based payment expense			$ 0.4	$ 0.2
Performance Stock Unit [Member] | Calyxt Inc. [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout		120.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Performance Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period		3 years
Performance Stock Unit [Member] | Calyxt Inc. [member] | Restricted Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period		2 years
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 5.1	8.9	13.4
Share Based Arrangement Purchase price of common Stock Expressed as a Percentage of its Fair Value		100.00%
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 1.7	4.0	6.8
Vesting period of warrants		six years
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			0.3	0.9
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 6.4	0.9	0.7
Vesting description		The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.
S A free shares [member] | French employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		1 year			2 years
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		2 years			4 years
S A free shares [member] | Executive Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		3 years
S A free shares [member] | Executive Officers [Member] | Granted in Two Thousand And Twenty One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		3 years
S A free shares [member] | French Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Additional Vesting Period		1 year
S A free shares [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		3 years
RSU Calyxt 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense			$ 2.3	$ 4.9
Gain on forfeiture of shares		$ 0.1
RSU Calyxt 2017 [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description		Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 0.0